Financial guarantee liabilities and financial guarantee assets - Schedule of guarantee assets movement activities (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Short-term:
Short-term financial guarantee assets receivable	¥ 43
Short-term financial guarantee assets receivable, net	¥ 43